SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment	2	2
Revenues, cost of revenues, and gross profit by segment
Revenue	$ 294,659	¥ 2,051,354	¥ 2,085,371	¥ 1,753,695
Cost	(168,611)	(1,173,834)	(918,549)	(592,946)
Gross profit	$ 126,048	877,520	1,166,822	¥ 1,160,749
Adult Training
Revenues, cost of revenues, and gross profit by segment
Revenue		1,527,185	1,915,446
Cost		(627,765)	(690,252)
Gross profit		899,420	1,225,194
Kid Training
Revenues, cost of revenues, and gross profit by segment
Revenue		524,169	169,925
Cost		(546,069)	(228,297)
Gross profit		¥ (21,900)	¥ (58,372)